Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling, general and administrative expenses
Personnel expenses	$ (164,646)	$ (108,507)	$ (44,774)
Professional fees	(102,674)	(48,681)	(18,181)
Supervisory board	(12,958)	(4,838)	(3,127)
Other expenses	(27,366)	(9,617)	(6,064)
Total selling, general and administrative expenses	$ (307,644)	$ (171,643)	$ (72,146)